Income Taxes - Schedule of Net Deferred Tax Liability (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Jun. 30, 2025
Deferred tax assets:
General loan loss allowance	$ 563	$ 542
Unfunded Commitments	15	15
Accrued expenses	45	45
Fair value accounting adjustments at acquisition	55	63
Nonaccrued interest on loans	121	105
Unrealized loss on available-for-sale securities	43	48
Depreciation	71	86
Net operating loss carryforwards		45
Total deferred tax assets	913	949
Deferred tax liabilities:
Federal Home Loan Bank stock dividends	(171)	(269)
Deferred loan origination costs	(11)	(24)
Loan servicing rights	(73)	(51)
Accrual to cash adjustment	(160)	(101)
Fair value accounting adjustments on acquisition	(535)	(534)
Total deferred tax liabilities	(950)	(979)
Net deferred tax liability	$ (37)	$ (30)